Investment securities - Investments Held on Deposit or as Collateral and Unsettled investment purchases and sales (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable securities
Investments held in trusts	$ 452.3	$ 548.2	$ 406.0
Investments held in trusts - fair value	455.7	548.4	413.0
Accounts payable
Marketable securities
Unsettled investment purchases	18.1	0.3	7.6
Accounts receivable
Marketable securities
Unsettled investment sales	0.1	0.3	$ 0.0
Interest rate cap | Derivatives not designated as hedging instruments
Marketable securities
Collateral balances held	$ 0.3	$ 0.3